Registration Nos. 33 -7339 and 811-4757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 35

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No. 36    ☒

Smith Barney Sector Series Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street

New York, New York 10004

(Address of Principal Executive Offices)

(800) 451-2010

(Registrant’s Telephone Number, including Area Code)

Robert I. Frenkel, Secretary

Smith Barney Sector Series Inc.

300 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph b
☒	On February 25, 2005 pursuant to paragraph b
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A — Combined Prospectuses: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund and Smith Barney Technology Fund are incorporated by reference to Part A of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on December 15, 2004 (Accession No. 0001193125-04-213814.

Part B — Combined Statements of Additional Information: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund and Smith Barney Technology Fund are incorporated by reference to Part B of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on December 15, 2004 (Accession No. 0001193125-04-213814).

Part C. Other Information

Item 22. Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (“SEC”) File Nos. 33-7339 and 811-4757 (the “Registration Statement”).

(a)(1) Registrant’s Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27,1993 (“Post-Effective Amendment No. 12”).

(a)(2) Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3) Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(4) Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(5) Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(6) Articles of Amendment dated July 30, 1993 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(7) Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 (“Post-Effective Amendment No. 15”).

(a)(8) Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996 (“Post-Effective Amendment No. 20”).

(a)(9) Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 (“Post-Effective Amendment No. 23”).

(a)(10) Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 (“Post-Effective Amendment No. 25”).

(a)(11) Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No. 25.

(a)(12) Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(13) Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(14) Articles Supplementary dated July 12, 2000 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on February 28, 2001 (“Post-Effective Amendment No. 30”).

(a)(15) Articles of Amendment to the Charter of the Corporation, dated December 11, 2000 is incorporated by reference to Post-Effective Amendment No. 30.

(a)(16) Articles of Amendment to the Charter of the Corporation, dated October 4, 2001 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on February 27, 2002 (“Post-Effective Amendment No. 31”).

(a)(17) Articles of Amendment to the Charter of the Corporation, dated November 7, 2001 is incorporated by reference to Post-Effective Amendment No. 31.

(a)(18) Articles of Amendment to the Charter of the Corporation, dated May 8, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(a)(19) Articles Supplementary, dated April 14, 2003 are incorporated by reference to Post-Effective Amendment No. 33.

(a)(20) Articles of Amendment to the Charter of the Corporation, dated April 14, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(a)(21) Article of Amendment to the Charter of the Corporation dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 34.

(b)(1) Registrant’s Amended and Restated By-laws, dated January 29, 2003 is incorporated by reference to Post-Effective Amendment No. 33.

(c) Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 (“Post-Effective Amendment No. 23”).

(d)(1) Form of Investment Management Agreement between the Registrant and Smith Barney Fund Management LLC (“SBFM”) on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000 (“Post-Effective Amendment No. 26”).

(d)(2) Form of Investment Management Agreement between the Registrant and SBFM on behalf of the Health Sciences Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(3) Form of Investment Management Agreement between the Registrant and SBFM on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(4) Form of Subadvisory Agreement between Registrant on behalf of the Financial Services Fund, SBFM and Citibank, N.A. (“Citibank”)

is incorporated by reference to Post-Effective Amendment No. 26.

(d)(5) Form of Subadvisory Agreement between Registrant on behalf of the Health Sciences Fund, SBFM and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(d)(6) Form of Subadvisory Agreement between Registrant on behalf of the Technology Fund, SBFM and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(d)(7) Assignment and Assumption Agreement between Citibank, and Citigroup Fund Management Inc. (“CFM”), dated April 1, 2001 is incorporated by reference to Post-Effective Amendment No. 31.

(d)(8) Assignment and Assumption Agreement between CFM and Citigroup Asset Management Limited (“CAM Ltd.”), is incorporated by reference to Post-Effective No. 33.

(e)(1) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 (“Post-Effective Amendment No. 24”).

(e)(2) Form of Distribution Agreement between Registrant and Citigroup Global Markets Inc. (“CGM”) is incorporated by reference to Post-Effective Amendment No. 30.

(e)(3) Form of Distribution Agreement between Registrant and PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(f) Not Applicable.

(g)(1) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 31.

(h)(1) Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust, fsb is incorporated by reference to Post-Effective Amendment No. 30.

(h)(2) Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(h)(3) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 30.

(i) Not Applicable.

(j) Not Applicable.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1) Amended Service and Distribution Plan pursuant to Rule 12b-1, dated April 29, 2004 between Registrant on behalf of Financial Services Fund and CGM is incorporated by reference to Post-Effective Amendment No. 34.

(m)(2) Amended Service and Distribution Plan pursuant to Rule 12b-1, dated April 29, 2004 between Registrant on behalf of Health Sciences Fund and CGM is incorporated by reference to Post-Effective Amendment No. 34.

(m)(3) Amended Service and Distribution Plan pursuant to Rule 12b-1, dated April 29, 2004 between Registrant on behalf of Technology Fund and CGM is incorporated by reference to Post-Effective Amendment No. 34.

(n)(1) Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 26.

(p)(1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27.

(p)(2) Code of Ethics of CGM is incorporated by reference to Post-Effective Amendment No. 32.

(p)(3) Code of Ethics of PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 32.

(p)(4) Code of Ethics of CGM Ltd. is incorporated by reference to Post-Effective Amendment No. 33.

Item 23. Persons Controlled by or Under Common Control with Registrant

None.

Item 24. Indemnification

The response to this item is incorporated by reference to Post — Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 25. Business and Other Connections of Investment Adviser

Investment Adviser

SBFM was incorporated in 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Citigroup Global Markets Holdings Inc. (“Holdings”) which in turn is a wholly owned subsidiary of Citigroup Inc. (“Citigroup”). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Sub-adviser — Citigroup Asset Management Ltd. (“CAM Ltd”)

Financial Service Fund

Health Services Fund

Technology Fund

CAM Ltd. is a corporation organized under the laws of England and Wales. CAM is a wholly owned subsidiary of Salomon Smith Barney Holdings Company Inc, which in turn is a wholly owned subsidiary of Citigroup. CAM is registered as an investment adviser under the Advisers Act.

The list required by this Item 25 of officers and directors of CAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to FORM ADV filed by CAM Ltd pursuant to the Advisers Act (SEC File No. 801-57655).

Item 26. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds.

(b) The information required by this Item 26 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

Item 27. Location of Accounts and Records

(1)	Smith Barney Sector Series Inc.
125 Broad Street
New York, New York 10004

(2)(a)	Smith Barney Fund Management LLC
Investment Manager
399 Park Avenue
New York, New York 10022

(2)(b)	Citigroup Asset Management, Ltd.
Investment Sub-Adviser
Citigroup Center
Canada Square, Canary Wharf
London, England E14 5LB

(3)(b)	State Street Bank & Trust Company
Custodian
225 Franklin Street
Boston, Massachusetts 02110

(4)	Citicorp Bank Trust, fsb
Transfer Agent
125 Broad Street
New York, New York 10004

(5)	PFPC Inc.
Sub-Transfer Agent
P. O. Box 9699
Providence, RI 02940-9699

and

Primerica Shareholder Services
Sub-Transfer Agent
3100 Breckinridge Blvd.
Building 20
Duluth, GA 30099-0062

(6)	Citigroup Global Markets. Inc.
Distributor
388 Greenwich Street
New York, New York 10013

and

PFS Distributors Inc.
Distributor
3100 Breckinridge Blvd.
Building 20
Duluth, GA 30099-0062

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY SECTOR SERIES INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State & New York on the 11th day of February, 2005.

SMITH BARNEY SECTOR SERIES INC.

By:	/S/ R. JAY GERKEN
R. Jay Gerken, Chairman of the Board

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
By: /s/ R. Jay Gerken	Chairman of the Board	February 11, 2005
R. Jay Gerken	(Chief Executive Officer)

By: /s/ Kaprel Ozsolak	Treasurer (Chief Financial	February 11, 2005
Kaprel Ozsolak	and Accounting Officer)

/s/ Dwight Crane*	Director	February 11, 2005
Dwight Crane

/s/ Burt N. Dorsett*	Director	February 11, 2005
Burt N. Dorsett

/s/ Elliot S. Jaffe *	Director	February 11, 2005
Elliot S. Jaffe

/s/ Stephen Kaufman*	Director	February 11, 2005
Stephen Kaufman

/s/ Cornelius C. Rose, Jr*. Cornelius C. Rose, Jr.	Director	February 11, 2005

Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

EXHIBIT INDEX

Exhibit No.	Exhibit